LOAN PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
LOAN PAYABLES

NOTE 11 – LOAN PAYABLES

Short-term Loans

Short-term loans represent amounts due to lenders that is due within one year. The loans can be renewed with the lenders upon maturity. At September 30, 2015 and December 31, 2014, short-term loans consisted of the following:

	September 30, 2015	December 31, 2014
	(Unaudited)
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd., annual interest rate of 20%, due and fully repaid by February 25, 2015.	$—	$814,531
Loan payable to Nanjing Julong Equity Investment Fund Management Co., Ltd, annual interest rate of 20.2%, due and repaid by September 2, 2015.	—	5,827,375
Loan payable to Beijing Andexun Investment Advisory Co., Ltd., no interest charge, due by September 30, 2015 and early repaid by September 18, 2015.	—	795,471
Loan payable to Shanghai Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 27, 2015 and early repaid by September 2, 2015.	—	550,216
Loan payable to Wuhan Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 22, 2015 and early repaid by September 6, 2015.	—	2,517,879
Loan payable to Beijing Changlong Yuntong Equity Investment Fund Management Co., Ltd., annual interest rate of 16.32%, due by December 31, 2015 and early repaid by August 27, 2015.	—	5,702
Loan payable to Shanghai Luojin Construction Co. Ltd., no interest charge and due by January 8, 2015.	—	130,325
Loan payable to Shanghai Lumeila Solid Waste Recycle Engineering Co. Ltd., no interest charge and due by December 31, 2014. This loan was extended to December 31, 2015 and early repaid by September 14, 2015.	—	65,977
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2016 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	314,773	—
Loan payable to Rushan City Rural Credit Union, annual interest rate of 8.97%, due by June 18, 2016.	535,112	—

	$849,885	$10,707,476

Long-term Loans

Long-term loans represent amounts due to lenders that are due more than one year. At September 30, 2015 and December 31, 2014, long-term loans consisted of the following:

	September 30, 2015	December 31, 2014
	(Unaudited)
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2016 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	$—	$325,813
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by February 25, 2017 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	472,158	488,719
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2017 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	786,931	814,531
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by February 25, 2018 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	786,931	814,531
Loan payable to Shanghai Balunzhi Equity Investment Fund Management Co., Ltd., annual interest rate of 20.65%, due by July 17, 2016 and early repaid by September 25, 2015.	—	408,569
Loan payable to Rushan City Rural Credit Union, annual interest rate of 8.97%, due by June 18, 2016.	—	553,881
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2018 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	1,259,089	—
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by February 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	1,101,703	—
Loan payable to Agricultural Bank of China, annual interest rate of 5.75%, due by February 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	472,158	—
Loan payable to Agricultural Bank of China, annual interest rate of 5.75%, due by September 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	314,772	—
Loan payable to Agricultural Bank of China, annual interest rate of 5.75%, due by September 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	629,545	—
Loan payable to Agricultural Bank of China, annual interest rate of 5.55%, due by September 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	692,499	—
Loan payable to Agricultural Bank of China, annual interest rate of 5.55%, due by September 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	94,432	—
Loan payable to Agricultural Bank of China, annual interest rate of 5%, due by September 25, 2019 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	157,386	—
	$6,767,604	$3,406,044

NOTE 11 – LOAN PAYABLES

Short-term Loans

Short-term loans represent amounts due to lenders that is due within one year. The loans can be renewed with the lenders upon maturity. At December 31, 2014 and 2013, short-term loans consisted of the following:

	December 31,
	2014	2013
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd., annual interest rate of 20%, due and fully repaid by February 25, 2015.	$814,531	$—
Loan payable to Nanjing Julong Equity Investment Fund Management Co., Ltd, annual interest rate of 20.2%, due and repaid by September 2, 2015.	5,827,375	—
Loan payable to Beijing Andexun Investment Advisory Co., Ltd., no interest charge, due by September 30, 2015 and early repaid by September 18, 2015.	795,471	—
Loan payable to Shanghai Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 27, 2015 and early repaid by September 2, 2015.	550,216	—
Loan payable to Wuhan Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 22, 2015 and early repaid by September 6, 2015.	2,517,879	—
Loan payable to Beijing Changlong Yuntong Equity Investment Fund Management Co., Ltd., annual interest rate of 16.32%, due by December 31, 2015 and early repaid by August 27, 2015.	5,702	—
Loan payable to Shanghai Luojin Construction Co. Ltd., no interest charge and due by January 8, 2015.	130,325	—
Loan payable to Shanghai Lumeila Solid Waste Recycle Engineering Co. Ltd., no interest charge and due by December 31, 2014. This loan was extended to December 31, 2015 and early repaid by September 14, 2015.	65,977	66,280
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd., annual interest rate of 20%, due and repaid by December 31, 2014.	—	4,664,179
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd., annual interest rate of 20%, due by April 27, 2014 and repaid in April 2014.	—	57,279
Loan payable to a third party individual, Mr. Yajun Peng with no interest charge and due on demand.	—	31,950
Loan payable to a third party individual, Mr. Dongwei Wang, with no interest charge and due on demand.	—	490,969
Loan payable to Beijing Anderson Investment Advisory Co., Ltd. with no interest charge and due on demand.	—	163,656

	$10,707,476	$5,474,313

Long-term Loans

Long-term loans represent amounts due to lenders that are due more than one year. At December 31, 2014 and 2013, long-term loans consisted of the following:

	December 31,
	2014	2013
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2016 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	$325,813	$—
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by February 25, 2017 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	488,719	—
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by August 25, 2017 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	814,531	—
Loan payable to Agricultural Bank of China, annual interest rate of 6%, due by February 25, 2018 with land use rights as collateral and guaranteed by Mr. Lirong Wang, the CEO.	814,531	—
Loan payable to Shanghai Balunzhi Equity Investment Fund Management Co., Ltd., annual interest rate of 20.65%, due by July 17, 2016 and early repaid by September 25, 2015.	408,569	—
Loan payable to Rushan City Rural Credit Union, annual interest rate of 8.97%, due by June 18, 2016.	553,881	572,794
Loan payable to Beijing Andexun Investment Advisory Co., Ltd., no interest charge, due and fully repaid by September 30, 2015.	—	782,682
Loan payable to Nanjing Julong Equity Investment Fund Management Co., Ltd, annual interest rate of 20.2%, due and fully repaid by September 2, 2015.	—	610,271
Loan payable to Shanghai Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 27, 2015.	—	91,647
Loan payable to Wuhan Siding Equity Investment Fund Management LLP, annual interest rate of 16.32%, due by November 22, 2015.	—	252,029
Loan payable to Beijing Changlong Yuntong Equity Investment Fund Management Co., Ltd., annual interest rate of 16.32%, due by December 31, 2015.	—	5,728
Loan payable to Shanghai Luojin Construction Co. Ltd., no interest charge and due January 8, 2015.	—	130,925

	$3,406,044	$2,446,076